Taxes	12 Months Ended
Dec. 31, 2017
Statement [line items]
Taxes
6. Taxes
Income before taxes
(USD millions)	2017	2016	2015

Switzerland	5 289	3 110	5 765

Foreign	3 710	4 707	2 369

Income before taxes from continuing operations	8 999	7 817	8 134

Income before taxes from discontinued operations			12 479

Total income before taxes	8 999	7 817	20 613

Current and deferred income tax expense
(USD millions)	2017	2016	2015

Switzerland	– 462	– 709	– 317

Foreign	– 1 594	– 1 418	– 1 333

Current income tax expense from continuing operations	– 2 056	– 2 127	– 1 650

Switzerland	– 298	765	– 68

Foreign	1 058	243	612

Deferred tax income from continuing operations	760	1 008	544

Income tax expense from continuing operations	– 1 296	– 1 119	– 1 106

Income tax expense from discontinued operations			– 1 713

Total income tax expense	– 1 296	– 1 119	– 2 819

Analysis of tax rate
The main elements contributing to the difference between the Group’s overall applicable tax rate (which can change each year since it is calculated as the weighted average tax rate based on pre-tax income of each subsidiary) and the effective tax rate are:
(As a percentage)	2017	2016	2015

Applicable tax rate	14.5	13.2	12.4

Effect of disallowed expenditures	3.4	3.5	3.5

Effect of utilization of tax losses brought forward from prior periods	– 0.1	– 0.2	– 0.2

Effect of income taxed at reduced rates	– 0.2	– 0.2	– 0.3

Effect of tax credits and allowances	– 2.2	– 2.8	– 2.7

Effect of release of contingent consideration liability	– 1.2	0.0	0.0

Effect of tax rate change on current and deferred tax assets and liabilities [1]	0.7	0.2	– 0.5

Effect of write-off of deferred tax assets	0.0	0.5	0.0

Effect of write down and reversal of write-down of investments in subsidiaries	– 1.1	– 1.0	– 0.9

Effect of tax benefits expiring in 2017	– 0.8	– 0.5	– 0.4

Effect of non-deductible losses in Venezuela	0.0	1.3	1.2

Effect of prior year items	1.2	0.2	1.0

Effect of other items [2]	0.2	0.1	0.5

Effective tax rate for continuing operations	14.4	14.3	13.6

Effective tax rate for discontinued operations			13.7

Effective tax rate	14.4	14.3	13.7

[1] Included in 2017 is a 0.7% impact related to the revaluation of the deferred tax assets and liabities and a portion of current tax payables. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.

[2] Other items in 2016 (+0.1%) include one-time impacts for the deferred tax effects on the net assets of certain subsidiaries resulting from the change in their tax status (-6.2%), the changes in uncertain tax positions (+5.1%) and other items (+1.2%).

Novartis has a substantial business presence in many countries and is therefore subject to different income and expense items that are non-taxable (permanent differences) or taxed at different rates in those tax jurisdictions. This results in a difference between our applicable tax rate and effective tax rate, as shown in the table above.
The utilization of tax-loss carry-forwards lowered the tax charge by USD 7 million in 2017, and by USD 18 million and USD 15 million in 2016 and 2015, respectively.